UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:	811-22660

NAME OF REGISTRANT:	Hatteras Variable Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

NAME AND ADDRESS OF AGENT FOR SERVICE:	David Perkins
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

REGISTRANT'S TELEPHONE NUMBER:	1-919-846-2324

DATE OF FISCAL YEAR END:	12/31

DATE OF REPORTING PERIOD:	07/01/2011 - 06/30/2012

Item 1. Proxy Voting Record.

Hatteras Alpha Hedged Strategies Variable Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Variable Trust
By (Signature)	/s/ David Perkins
Name	David Perkins
Title	President
Date	August 29, 2012